UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Emerging Markets Equity Fund
	Shares	Value ($)
Common Stocks 90.8%
Brazil 4.4%
All America Latina Logistica	136,300	629,220
B2W Companhia Global do Varejo*	42,200	137,564
BRF-Brasil Foods SA	51,700	740,229
CCR SA	15,100	126,005
Fibria Celulose SA*	20,400	154,304
Gafisa SA*	135,300	165,725
Hypermarcas SA*	44,100	277,616
Marfrig Alimentos SA*	85,300	393,366
MMX Mineracao e Metalicos SA*	116,700	325,748
MRV Engenharia e Participacoes SA	59,800	325,381
OGX Petroleo e Gas Participacoes SA*	224,000	617,613
PDG Realty SA Empreendimentos e Participacoes	192,100	319,667
Petroleo Brasileiro SA	130,400	1,275,873
Rossi Residencial SA	74,500	169,054
Usinas Siderurgicas de Minas Gerais SA	49,000	197,272
Vale SA	66,700	1,209,206

(Cost $13,930,905)		7,063,843
Chile 1.0%
Cencosud SA	72,600	414,320
Empresa Nacional de Electricidad SA	432,800	720,810
Enersis SA	1,558,100	518,022

(Cost $1,640,945)		1,653,152
China 7.6%
Bank of China Ltd. "H"	1,559,000	592,241
China Construction Bank Corp. "H"	2,875,000	1,928,367
China Life Insurance Co., Ltd. "H"	368,000	1,010,324
China National Building Material Co., Ltd. "H" (a)	380,000	368,801
China Shenhua Energy Co., Ltd. "H"	198,000	734,075
Dongfeng Motor Group Co., Ltd. "H"	1,270,000	1,759,013
Industrial & Commercial Bank of China Ltd. "H"	2,058,000	1,174,179
PetroChina Co., Ltd. "H"	2,762,000	3,452,923
Shanghai Electric Group Co., Ltd. "H"	984,000	367,867
Tencent Holdings Ltd.	25,400	753,925

(Cost $14,108,940)		12,141,715
Czech Republic 0.5%
CEZ AS	8,900	299,911
Komercni Banka AS	3,000	510,225

(Cost $857,580)		810,136
Hong Kong 9.2%
Belle International Holdings Ltd.	375,809	692,180
Brilliance China Automotive Holdings Ltd.*	500,000	405,527
China Merchants Holdings International Co., Ltd.	1,730,000	5,330,404
China Mobile Ltd. (a)	286,000	3,344,315
China Overseas Land & Investment Ltd.	770,000	1,812,440
China Unicom (Hong Kong) Ltd.	244,000	357,157
CNOOC Ltd.	757,000	1,519,825
GCL-Poly Energy Holdings Ltd. (a)	892,000	131,136
Huabao International Holdings Ltd. (a)	2,574,000	1,141,441

(Cost $15,511,630)		14,734,425
India 7.9%
Cairn India Ltd.*	417,000	2,501,037
Coal India Ltd.	161,300	1,036,207
Dr. Reddy's Laboratories Ltd.	18,100	525,296
Hero Motocorp Ltd.	45,800	1,642,569
Hindalco Industries Ltd.	567,400	1,216,776
Jindal Steel & Power Ltd.	54,000	384,729
LIC Housing Finance Ltd.	564,400	2,673,634
Rural Electrification Corp., Ltd.	781,500	2,637,028

(Cost $14,777,596)		12,617,276
Indonesia 1.8%
PT Bank Mandiri	1,672,500	1,458,574
PT Bumi Resources Tbk	1,813,000	196,389
PT Gudang Garam Tbk	79,500	470,544
PT Telekomunikasi Indonesia Tbk	686,000	657,167

(Cost $2,757,520)		2,782,674
Korea 16.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	36,300	793,462
Hankook Tire Co., Ltd.	61,900	2,271,508
Hyundai Engineering & Construction Co., Ltd.	23,600	1,232,402
Hyundai Heavy Industries Co., Ltd.	2,200	466,351
Hyundai Marine & Fire Insurance Co., Ltd.	54,600	1,347,362
Hyundai Mobis	11,500	3,026,657
Hyundai Motor Co.	1,220	253,673
KT&G Corp.	5,600	412,631
LG Chem Ltd.	7,300	2,005,819
LG Innotek Co., Ltd.*	19,700	1,526,908
POSCO	980	314,176
Samsung C&T Corp.	20,900	1,179,394
Samsung Card Co., Ltd.	21,000	615,514
Samsung Electronics Co., Ltd.	7,801	8,958,048
Samsung Fire & Marine Insurance Co., Ltd.	2,580	482,570
Samsung Securities Co., Ltd.	8,600	365,621
Shinhan Financial Group Co., Ltd.	14,700	467,429
SK Innovation Co., Ltd.	2,900	394,093

(Cost $25,838,017)		26,113,618
Malaysia 5.8%
AirAsia Bhd.	362,600	432,882
Sime Darby Bhd.	2,826,500	8,869,384

(Cost $9,227,082)		9,302,266
Mexico 3.4%
America Movil SAB de CV "L"	2,596,400	3,467,464
Fomento Economico Mexicano SAB de CV (Units)	54,500	465,146
Grupo Televisa SAB	86,300	392,677
Industrias Penoles SAB de CV	11,500	470,429
Wal-Mart de Mexico SAB de CV "V"	242,600	684,282

(Cost $4,944,239)		5,479,998
Philippines 2.4%
Ayala Land, Inc.	4,369,400	2,275,332
Bank of the Philippine Islands	905,090	1,568,351

(Cost $3,478,328)		3,843,683
Poland 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA (Cost $1,883,546)	118,400	1,149,661
Russia 5.5%
Federal Grid Co., Unified Energy System JSC*	50,955,100	359,488
Gazprom OAO	275,260	1,285,111
Magnit OJSC (GDR) REG S	39,200	1,269,688
Mechel (ADR) (a)	81,800	530,064
Mobile TeleSystems (ADR) (a)	84,700	1,605,065
NovaTek OAO (GDR) REG S	2,700	305,370
Rostelecom	137,200	473,385
Sberbank of Russia	167,600	466,448
TMK OAO (GDR) REG S	79,100	1,131,130
Uralkali OJSC (GDR) REG S	22,200	925,296
VTB Bank OJSC	255,755,200	420,462

(Cost $10,696,034)		8,771,507
South Africa 9.4%
African Rainbow Minerals Ltd.	105,500	1,979,050
AngloGold Ashanti Ltd.	14,700	500,333
Aspen Pharmacare Holdings Ltd.*	168,500	2,949,084
MTN Group Ltd.	31,400	563,881
Sanlam Ltd.	1,073,800	4,603,007
Sasol Ltd.	78,200	3,243,289
Woolworths Holdings Ltd.	172,100	1,117,226

(Cost $15,519,044)		14,955,870
Taiwan 10.2%
Asia Cement Corp.	1,967,000	2,481,588
China Airlines Ltd.*	1,070,000	443,226
Chinatrust Financial Holding Co., Ltd.	2,627,306	1,563,700
Chungwha Telecom Co., Ltd.	471,000	1,410,357
Hon Hai Precision Industry Co., Ltd.	132,000	366,171
HTC Corp.	15,000	145,077
MediaTek, Inc.	58,000	488,346
Taishin Financial Holdings Co., Ltd.	3,210,900	1,295,225
Taiwan Semiconductor Manufacturing Co., Ltd.	3,016,000	8,069,885

(Cost $17,405,053)		16,263,575
Thailand 2.3%
Charoen Pokphand Foods PCL (a)	440,000	464,887
Glow Energy PCL	584,200	1,127,745
PTT Exploration & Production PCL	431,200	2,082,695

(Cost $4,147,948)		3,675,327
Turkey 2.4%
Tupras-Turkiye Petrol Rafinerileri AS	83,900	1,845,954
Turk Hava Yollari*	225,400	429,105
Turkiye Garanti Bankasi AS	416,400	1,618,107

(Cost $4,080,510)		3,893,166

Total Common Stocks (Cost $160,804,917)		145,251,892
Preferred Stocks 7.2%
Brazil
Banco Bradesco SA	187,700	2,894,456
Companhia de Bebidas das Americas	28,900	1,108,642
Companhia Energetica de Minas Gerais	90,675	1,733,675
Gerdau SA	67,700	615,154
Itau Unibanco Holding SA	88,200	1,397,547
Lojas Americanas SA	69,928	496,854
Metalurgica Gerdau SA	33,400	380,095
Petroleo Brasileiro SA	222,500	2,117,290
Usinas Siderurgicas de Minas Gerais SA "A"	79,400	285,952
Vale SA "A"	30,100	534,667

Total Preferred Stocks (Cost $13,771,016)		11,564,332
Securities Lending Collateral 5.1%
Daily Assets Fund Institutional, 0.25% (b) (c) (Cost $8,092,277)	8,092,277	8,092,277
Cash Equivalents 1.0%
Central Cash Management Fund, 0.14% (b) (Cost $1,634,733)	1,634,733	1,634,733

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $184,302,943) †	104.1	166,543,234
Other Assets and Liabilities, Net	(4.1)	(6,581,785)

Net Assets	100.0	159,961,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $184,832,135.  At July 31, 2012, net unrealized depreciation for all securities based on tax cost was $18,288,901.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,493,024 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,781,925.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $7,579,403, which is 4.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Hang Seng Index	HKD	8/30/2012	38	4,830,180	169,059

Currency Abbreviation

HKD	Hong Kong Dollar

At July 31, 2012 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	36,327,804	23.2%
Energy	23,738,868	15.1%
Information Technology	20,439,496	13.0%
Industrials	20,299,702	13.0%
Materials	16,020,899	10.2%
Consumer Discretionary	13,175,275	8.4%
Telecommunication Services	11,878,798	7.6%
Consumer Staples	6,701,351	4.3%
Utilities	4,759,651	3.0%
Health Care	3,474,380	2.2%
Total	156,816,224	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Brazil	$18,628,175	$—	$—	$18,628,175
Chile	1,653,152	—	—	1,653,152
China	—	12,141,715	—	12,141,715
Czech Republic	—	810,136	—	810,136
Hong Kong	—	14,734,425	—	14,734,425
India	—	12,617,276	—	12,617,276
Indonesia	—	2,782,674	—	2,782,674
Korea	—	26,113,618	—	26,113,618
Malaysia	—	9,302,266	—	9,302,266
Mexico	5,479,998	—	—	5,479,998
Philippines	—	3,843,683	—	3,843,683
Poland	—	1,149,661	—	1,149,661
Russia	6,126,101	2,645,406	—	8,771,507
South Africa	—	14,955,870	—	14,955,870
Taiwan	—	16,263,575	—	16,263,575
Thailand	—	3,675,327	—	3,675,327
Turkey	—	3,893,166	—	3,893,166
Short-Term Investments (d)	9,727,010	—	—	9,727,010
Derivatives (e)	169,059	—	—	169,059
Total	$41,783,495	$124,928,798	$—	$166,712,293

Chilean securities with a total value of $1,511,684 were transferred from Level 2 to Level 1.These securities were categorized as Level 2 on October 31, 2011, due to a market holiday in Chile.
 Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$169,059

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012